American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
November 30, 2024

Avantis U.S. Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
BWX Technologies, Inc.	68,825	9,005,751
Huntington Ingalls Industries, Inc.	29,902	5,918,204
		14,923,955
Air Freight and Logistics — 1.9%
Expeditors International of Washington, Inc.	124,658	15,163,399
FedEx Corp.	135,304	40,952,462
United Parcel Service, Inc., Class B	329,649	44,739,962
		100,855,823
Automobile Components — 0.4%
Aptiv PLC(1)	3,225	179,084
Autoliv, Inc.	72,918	7,227,632
BorgWarner, Inc.	228,302	7,835,325
Lear Corp.	48,907	4,785,061
		20,027,102
Automobiles — 1.4%
Ford Motor Co.	2,337,722	26,018,846
General Motors Co.	746,872	41,518,614
Harley-Davidson, Inc.	75,705	2,545,959
Thor Industries, Inc.	4,058	452,873
		70,536,292
Banks — 6.4%
Bank OZK	67,710	3,383,469
Comerica, Inc.	126,289	9,124,380
Commerce Bancshares, Inc.	59,083	4,357,371
Cullen/Frost Bankers, Inc.	35,063	4,930,559
East West Bancorp, Inc.	137,644	15,096,794
Fifth Third Bancorp	351,432	16,889,822
First Citizens BancShares, Inc., Class A	5,976	13,714,920
Huntington Bancshares, Inc.	70,106	1,262,609
JPMorgan Chase & Co.	620,969	155,068,379
U.S. Bancorp	234,075	12,473,857
Webster Financial Corp.	1,855	114,602
Wells Fargo & Co.	986,045	75,107,048
Western Alliance Bancorp	82,061	7,681,730
Wintrust Financial Corp.	52,352	7,225,099
Zions Bancorp NA	138,787	8,399,389
		334,830,028
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	6,517	8,500,058
Molson Coors Beverage Co., Class B	22,799	1,414,906
National Beverage Corp.	7,460	368,449
		10,283,413
Biotechnology — 1.1%
Gilead Sciences, Inc.	632,815	58,586,013
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	582,507	121,097,380
Coupang, Inc.(1)	502,035	12,731,608
Dillard's, Inc., Class A	3,746	1,659,928
eBay, Inc.	242,783	15,365,736

Macy's, Inc.	251,675	4,087,202
MercadoLibre, Inc.(1)	20,460	40,616,578
		195,558,432
Building Products — 1.6%
A.O. Smith Corp.	10,891	811,271
AAON, Inc.	31,837	4,340,656
Advanced Drainage Systems, Inc.	73,888	9,996,307
Armstrong World Industries, Inc.	46,902	7,496,347
Builders FirstSource, Inc.(1)	2,360	440,069
Carlisle Cos., Inc.	45,150	20,620,005
Lennox International, Inc.	4,281	2,855,983
Owens Corning	89,292	18,360,221
Simpson Manufacturing Co., Inc.	2,502	471,377
Trex Co., Inc.(1)	100,758	7,559,873
UFP Industries, Inc.	63,342	8,608,178
		81,560,287
Capital Markets — 1.9%
Ameriprise Financial, Inc.	73,855	42,390,554
Goldman Sachs Group, Inc.	19,908	12,115,412
Jefferies Financial Group, Inc.	6,071	480,459
LPL Financial Holdings, Inc.	3,888	1,264,183
Morgan Stanley	136,804	18,004,775
Northern Trust Corp.	118,659	13,190,134
Raymond James Financial, Inc.	50,236	8,503,950
T. Rowe Price Group, Inc.	5,494	680,377
		96,629,844
Chemicals — 1.9%
Cabot Corp.	53,473	5,861,710
CF Industries Holdings, Inc.	182,651	16,376,489
Dow, Inc.	456,777	20,194,111
FMC Corp.	11,692	690,880
LyondellBasell Industries NV, Class A	204,984	17,083,367
Mosaic Co.	302,061	7,992,534
NewMarket Corp.	6,531	3,484,680
Olin Corp.	118,360	5,040,952
RPM International, Inc.	116,125	16,115,828
Westlake Corp.	29,969	3,848,020
		96,688,571
Communications Equipment — 0.0%
Ubiquiti, Inc.	1,426	494,095
Construction and Engineering — 0.8%
Comfort Systems USA, Inc.	29,517	14,559,851
EMCOR Group, Inc.	45,335	23,126,290
Everus Construction Group, Inc.(1)	6,335	403,286
Sterling Infrastructure, Inc.(1)	777	151,088
Valmont Industries, Inc.	17,303	6,019,021
		44,259,536
Construction Materials — 0.2%
Eagle Materials, Inc.	39,203	12,110,591
Consumer Finance — 1.4%
Ally Financial, Inc.	271,509	10,854,930
American Express Co.	96,487	29,397,659
OneMain Holdings, Inc.	131,733	7,554,887
Synchrony Financial	374,136	25,261,663
		73,069,139

Consumer Staples Distribution & Retail — 5.6%
BJ's Wholesale Club Holdings, Inc.(1)	133,251	12,832,071
Casey's General Stores, Inc.	32,659	13,745,847
Costco Wholesale Corp.	133,428	129,676,005
Dollar General Corp.	6,090	470,574
Dollar Tree, Inc.(1)	165,763	11,813,929
Kroger Co.	543,063	33,170,288
Sprouts Farmers Market, Inc.(1)	130,313	20,130,752
Target Corp.	283,007	37,444,656
Walmart, Inc.	318,463	29,457,828
		288,741,950
Containers and Packaging — 1.0%
Graphic Packaging Holding Co.	335,599	10,098,174
International Paper Co.	303,241	17,839,668
Packaging Corp. of America	79,901	19,883,364
Sonoco Products Co.	63,372	3,287,739
		51,108,945
Distributors — 0.2%
Pool Corp.	26,054	9,824,703
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	2,535,097	58,712,846
Frontier Communications Parent, Inc.(1)	229,191	7,978,139
Iridium Communications, Inc.	4,487	133,354
Verizon Communications, Inc.	1,620,740	71,863,611
		138,687,950
Electrical Equipment — 0.1%
Acuity Brands, Inc.	4,395	1,409,433
Atkore, Inc.	34,003	3,206,823
NEXTracker, Inc., Class A(1)	1,682	64,185
		4,680,441
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	49,891	5,994,903
Flex Ltd.(1)	317,809	12,385,017
Insight Enterprises, Inc.(1)	34,698	5,428,502
Jabil, Inc.	120,910	16,423,205
		40,231,627
Energy Equipment and Services — 1.2%
Baker Hughes Co.	569,885	25,046,446
ChampionX Corp.	192,881	5,969,667
Halliburton Co.	423,060	13,478,692
Noble Corp. PLC	18,649	624,182
Patterson-UTI Energy, Inc.	25,612	215,141
TechnipFMC PLC	421,647	13,227,066
Weatherford International PLC	77,441	6,373,394
		64,934,588
Entertainment — 0.2%
Netflix, Inc.(1)	11,581	10,270,147
Financial Services — 1.6%
Apollo Global Management, Inc.	3,631	635,534
Corebridge Financial, Inc.	189,641	6,138,679
Enact Holdings, Inc.	12,073	425,090
Essent Group Ltd.	31,927	1,844,742
Jackson Financial, Inc., Class A	102,787	10,298,230
MGIC Investment Corp.	269,978	7,089,622
PayPal Holdings, Inc.(1)	498,508	43,255,539

Radian Group, Inc.	2,419	86,576
Visa, Inc., Class A	43,461	13,693,692
		83,467,704
Food Products — 0.7%
Archer-Daniels-Midland Co.	213,340	11,648,364
Bunge Global SA	135,656	12,173,769
Darling Ingredients, Inc.(1)	2,464	99,866
Flowers Foods, Inc.	48,467	1,096,324
Hershey Co.	3,623	638,119
Ingredion, Inc.	74,731	11,010,865
Lamb Weston Holdings, Inc.	4,569	352,910
Pilgrim's Pride Corp.(1)	36,353	1,876,178
		38,896,395
Gas Utilities — 0.0%
MDU Resources Group, Inc.	25,262	506,251
Ground Transportation — 4.1%
CSX Corp.	1,211,373	44,275,683
JB Hunt Transport Services, Inc.	75,650	14,306,171
Landstar System, Inc.	39,684	7,378,049
Lyft, Inc., Class A(1)	5,195	90,185
Norfolk Southern Corp.	119,689	33,016,211
Old Dominion Freight Line, Inc.	102,793	23,142,816
Ryder System, Inc.	50,410	8,511,224
Saia, Inc.(1)	20,773	11,821,499
Schneider National, Inc., Class B	2,967	99,721
U-Haul Holding Co.(1)(2)	7,574	535,255
U-Haul Holding Co.	55,521	3,466,731
Union Pacific Corp.	262,445	64,209,794
		210,853,339
Health Care Equipment and Supplies — 0.2%
Edwards Lifesciences Corp.(1)	884	63,074
Globus Medical, Inc., Class A(1)	37,589	3,217,994
Lantheus Holdings, Inc.(1)	66,867	5,969,217
		9,250,285
Health Care Providers and Services — 0.2%
Centene Corp.(1)	78,665	4,719,900
Molina Healthcare, Inc.(1)	5,352	1,594,361
Universal Health Services, Inc., Class B	32,735	6,710,675
		13,024,936
Hotels, Restaurants and Leisure — 2.8%
Boyd Gaming Corp.	70,525	5,208,271
Carnival Corp.(1)	748,993	19,046,892
Chipotle Mexican Grill, Inc.(1)	425,938	26,203,706
Darden Restaurants, Inc.	83,990	14,804,917
Las Vegas Sands Corp.	193,905	10,288,599
Norwegian Cruise Line Holdings Ltd.(1)	486,950	13,094,086
Royal Caribbean Cruises Ltd.	168,807	41,199,037
Texas Roadhouse, Inc.	67,593	13,874,815
		143,720,323
Household Durables — 1.6%
Installed Building Products, Inc.	19,654	4,495,656
KB Home	67,475	5,582,881
Lennar Corp., B Shares	5,867	967,057
Lennar Corp., Class A	151,943	26,497,340
Mohawk Industries, Inc.(1)	43,960	6,102,967

NVR, Inc.(1)	2,277	21,029,416
PulteGroup, Inc.	141,415	19,129,207
		83,804,524
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	763,307	9,953,523
Insurance — 7.8%
Aflac, Inc.	84,242	9,603,588
Allstate Corp.	108,499	22,501,608
American Financial Group, Inc.	65,013	9,547,809
American International Group, Inc.	424,811	32,659,470
Arch Capital Group Ltd.	184,665	18,599,459
Assurant, Inc.	19,518	4,432,538
Axis Capital Holdings Ltd.	94,900	8,829,496
CNA Financial Corp.	15,888	801,391
Everest Group Ltd.	33,581	13,014,652
F&G Annuities & Life, Inc.	4,784	231,211
Fidelity National Financial, Inc.	181,714	11,518,850
Globe Life, Inc.	70,325	7,822,953
Hanover Insurance Group, Inc.	1,116	184,151
Hartford Financial Services Group, Inc.	257,294	31,726,923
Kinsale Capital Group, Inc.	3,460	1,759,202
Markel Group, Inc.(1)	8,697	15,506,055
MetLife, Inc.	332,995	29,380,149
Oscar Health, Inc., Class A(1)	8,636	149,662
Primerica, Inc.	40,558	12,278,934
Principal Financial Group, Inc.	122,918	10,704,929
Progressive Corp.	210,185	56,514,543
Prudential Financial, Inc.	217,219	28,110,311
Reinsurance Group of America, Inc.	51,017	11,652,283
RenaissanceRe Holdings Ltd.	45,024	12,883,617
Travelers Cos., Inc.	161,333	42,921,031
Unum Group	112,669	8,664,246
W.R. Berkley Corp.	24,665	1,592,126
		403,591,187
Interactive Media and Services — 5.3%
Alphabet, Inc., Class A	348,565	58,890,057
Alphabet, Inc., Class C	288,568	49,197,958
Meta Platforms, Inc., Class A	287,636	165,195,108
		273,283,123
IT Services — 0.1%
DXC Technology Co.(1)	4,496	101,160
Kyndryl Holdings, Inc.(1)	172,175	5,976,194
		6,077,354
Leisure Products — 0.2%
Brunswick Corp.	50,186	4,040,475
Mattel, Inc.(1)	334,891	6,369,627
Polaris, Inc.	32,061	2,212,209
		12,622,311
Machinery — 5.0%
AGCO Corp.	69,843	7,068,810
Caterpillar, Inc.	202,387	82,191,385
Cummins, Inc.	88,562	33,214,292
Deere & Co.	130,712	60,898,721
Donaldson Co., Inc.	124,543	9,720,581
Graco, Inc.	987	89,896

Lincoln Electric Holdings, Inc.	41,295	9,022,132
Mueller Industries, Inc.	126,127	10,187,278
PACCAR, Inc.	341,728	39,982,176
Snap-on, Inc.	12,652	4,677,318
Timken Co.	46,339	3,588,955
		260,641,544
Media — 1.5%
Comcast Corp., Class A	1,528,506	66,016,174
EchoStar Corp., Class A(1)	78,016	1,973,025
Fox Corp., Class A	134,527	6,338,912
Fox Corp., Class B	68,563	3,066,823
Paramount Global, Class B	1,515	16,438
		77,411,372
Metals and Mining — 1.4%
Alpha Metallurgical Resources, Inc.	3,324	816,275
ATI, Inc.(1)	140,420	8,449,071
Cleveland-Cliffs, Inc.(1)	553,118	6,886,319
Commercial Metals Co.	115,903	7,150,056
Freeport-McMoRan, Inc.	78,050	3,449,810
Nucor Corp.	174,311	26,964,169
Reliance, Inc.	1,048	336,659
Steel Dynamics, Inc.	139,188	20,219,841
		74,272,200
Oil, Gas and Consumable Fuels — 12.9%
Antero Midstream Corp.	258,091	4,121,713
APA Corp.	289,614	6,559,757
Cheniere Energy, Inc.	148,330	33,227,403
Chevron Corp.	497,845	80,616,041
Chord Energy Corp.	54,149	6,905,080
Civitas Resources, Inc.	93,083	4,829,146
ConocoPhillips	576,674	62,476,842
Coterra Energy, Inc.	581,346	15,533,565
Devon Energy Corp.	487,121	18,486,242
Diamondback Energy, Inc.	123,833	21,991,502
EnLink Midstream LLC(1)	293,699	4,702,121
EOG Resources, Inc.	290,846	38,758,138
EQT Corp.	246,167	11,185,829
Expand Energy Corp.	38,333	3,793,434
Exxon Mobil Corp.	1,015,893	119,834,738
Hess Corp.	177,525	26,128,130
Hess Midstream LP, Class A	87,483	3,315,606
HF Sinclair Corp.	3,217	131,672
Magnolia Oil & Gas Corp., Class A	118,305	3,281,781
Marathon Petroleum Corp.	176,855	27,615,908
Matador Resources Co.	117,522	7,052,495
Murphy Oil Corp.	123,353	4,005,272
New Fortress Energy, Inc.(2)	9,891	105,537
Occidental Petroleum Corp.	383,214	19,382,964
ONEOK, Inc.	23,941	2,719,698
Ovintiv, Inc.	254,663	11,566,793
PBF Energy, Inc., Class A	72,937	2,296,786
Permian Resources Corp.	517,662	8,106,587
Phillips 66	142,230	19,055,975
Range Resources Corp.	152,986	5,467,720
SM Energy Co.	103,446	4,674,725

Targa Resources Corp.	185,224	37,841,263
Texas Pacific Land Corp.	10,337	16,540,130
Williams Cos., Inc.	699,467	40,932,809
		673,243,402
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	71,034	8,396,219
Passenger Airlines — 1.3%
Alaska Air Group, Inc.(1)	110,280	5,800,728
Delta Air Lines, Inc.	480,937	30,693,400
Southwest Airlines Co.	3,684	119,214
United Airlines Holdings, Inc.(1)	336,923	32,624,254
		69,237,596
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	1,036	74,716
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(1)	54,164	6,585,801
Johnson & Johnson	59,240	9,182,792
Merck & Co., Inc.	175,911	17,879,594
Viatris, Inc.	1,042,009	13,639,898
		47,288,085
Professional Services — 0.7%
Automatic Data Processing, Inc.	82,597	25,351,497
Paychex, Inc.	1,386	202,730
Paycom Software, Inc.	14,547	3,373,741
Robert Half, Inc.	104,843	7,822,336
		36,750,304
Semiconductors and Semiconductor Equipment — 2.4%
Amkor Technology, Inc.	137,973	3,648,006
Applied Materials, Inc.	558	97,488
First Solar, Inc.(1)	44,421	8,851,773
Lam Research Corp.	624,656	46,149,585
ON Semiconductor Corp.(1)	30,297	2,154,723
QUALCOMM, Inc.	354,604	56,215,372
Skyworks Solutions, Inc.	103,909	9,101,389
		126,218,336
Software — 0.1%
Fortinet, Inc.(1)	6,804	646,720
MARA Holdings, Inc.(1)(2)	4,560	125,035
Pegasystems, Inc.	24,803	2,355,541
Qualys, Inc.(1)	28,798	4,423,373
		7,550,669
Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A(1)	63,754	9,543,336
Academy Sports & Outdoors, Inc.	30,929	1,523,253
Best Buy Co., Inc.	181,877	16,368,930
Burlington Stores, Inc.(1)	68,820	19,398,982
CarMax, Inc.(1)	20,426	1,715,171
Dick's Sporting Goods, Inc.	57,136	11,840,865
Floor & Decor Holdings, Inc., Class A(1)	72,924	8,182,802
Gap, Inc.	295,260	7,160,055
Murphy USA, Inc.	21,110	11,564,058
Ross Stores, Inc.	197,537	30,592,555
TJX Cos., Inc.	476,939	59,946,463
Tractor Supply Co.	82,830	23,496,386
Ulta Beauty, Inc.(1)	38,645	14,941,703

Williams-Sonoma, Inc.	126,016	21,677,272
		237,951,831
Technology Hardware, Storage and Peripherals — 3.5%
Apple, Inc.	759,541	180,261,866
Textiles, Apparel and Luxury Goods — 2.1%
Capri Holdings Ltd.(1)	2,428	56,839
Columbia Sportswear Co.	3,165	276,115
Crocs, Inc.(1)	66,566	7,029,370
Deckers Outdoor Corp.(1)	129,309	25,339,392
Levi Strauss & Co., Class A	107,163	1,871,066
Lululemon Athletica, Inc.(1)	62,133	19,923,568
NIKE, Inc., Class B	231,067	18,201,147
PVH Corp.	35,183	3,812,782
Ralph Lauren Corp.	38,889	8,998,914
Skechers USA, Inc., Class A(1)	103,644	6,614,560
Tapestry, Inc.	255,979	15,942,372
VF Corp.	107,722	2,179,216
		110,245,341
Trading Companies and Distributors — 2.4%
Air Lease Corp.	89,654	4,563,389
Boise Cascade Co.	34,397	5,076,997
Fastenal Co.	406,302	33,950,595
FTAI Aviation Ltd.	63,317	10,689,176
Herc Holdings, Inc.	7,295	1,692,440
MSC Industrial Direct Co., Inc., Class A	29,997	2,576,142
United Rentals, Inc.	22,371	19,373,286
WESCO International, Inc.	46,909	9,924,537
WW Grainger, Inc.	30,561	36,836,396
		124,682,958
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	188,711	46,600,294
TOTAL COMMON STOCKS (Cost $4,333,804,780)		5,188,771,460
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,334,690	3,334,690
State Street Navigator Securities Lending Government Money Market Portfolio(3)	532,535	532,535
TOTAL SHORT-TERM INVESTMENTS (Cost $3,867,225)		3,867,225
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,337,672,005)		5,192,638,685
OTHER ASSETS AND LIABILITIES — 0.1%		7,295,570
TOTAL NET ASSETS — 100.0%		$5,199,934,255

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $528,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $540,278, which includes securities collateral of $7,743.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.